INVESTMENTS - Schedule (Details) ¥ in Millions, $ in Millions	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Equity securities with readily determinable fair values:	¥ 1,915	$ 269	¥ 2,589
Structured financial product	300
Investments	3,780		4,554
Accor
INVESTMENTS
Equity securities with readily determinable fair values:	1,540		2,508
Other marketable securities
INVESTMENTS
Equity securities with readily determinable fair values:	75		81
Cjia Group
INVESTMENTS
Equity securities without readily determinable fair values:	136		168
Available-for-sale debt securities:	220		220
OYO
INVESTMENTS
Equity securities without readily determinable fair values:	54		54
Other equity securities without readily determinable fair values
INVESTMENTS
Equity securities without readily determinable fair values:	71		71
AAPC LUB
INVESTMENTS
Equity-method investments:	487		525
Hotel related funds
INVESTMENTS
Equity-method investments:	448		488
China Hospitality JV
INVESTMENTS
Equity-method investments:	56		99
Commerz Real Institute
INVESTMENTS
Equity-method investments:	80		85
Other investments
INVESTMENTS
Equity-method investments:	¥ 313		¥ 255